ETF2 P2 01/22

SUPPLEMENT DATED JANUARY 13, 2022

TO THE PROSPECTUS DATED AUGUST 1, 2021

OF

FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

(a series of Franklin Templeton ETF Trust)

Effective January 31, 2022, Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF will change its name to “Franklin Dynamic Municipal Bond ETF.” Therefore, effective January 31, 2022, all references to “Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF” in the Summary Prospectus and Prospectus are changed to “Franklin Dynamic Municipal Bond ETF.”

Please keep this supplement with your Prospectus for future reference.

ETF2 SA2 01/22

SUPPLEMENT DATED JANUARY 13, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2021

OF

FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITIES ETF

(a series of Franklin Templeton ETF Trust)

Effective January 31, 2022, Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF will change its name to “Franklin Dynamic Municipal Bond ETF.” Therefore, effective January 31, 2022, all references to “Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF” in the Statement of Additional Information (SAI) is changed to “Franklin Dynamic Municipal Bond ETF.”

Please keep this supplement with your SAI for future reference.